Share Capital, Share Premium and Reserves - Summary of Capital Surplus (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reserves within equity [line items]
Total	₩ 2,740,811	₩ 2,773,587
Share premium [member]
Disclosure of reserves within equity [line items]
Total	2,821,006	2,821,006
Other capital surplus [member]
Disclosure of reserves within equity [line items]
Total	₩ (80,195)	₩ (47,419)